Summary of Significant Accounting Policies (Tables)	5 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per ordinary share
For The Period From July 29, 2020 (inception) through December 31, 2020
Class A ordinary shares subject to possible redemption
Numerator:
Net gain from investments held in Trust Account	$7,974
Net income attributable to Class A ordinary shares subject to possible redemption	$7,974
Denominator:
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted	35,001,205
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00

Non-redeemable ordinary shares
Numerator:
Net loss	$(352,446)
Less: Net income attributable to Class A ordinary shares subject to possible redemption	7,974
Net loss attributable to non-redeemable ordinary shares	$(360,420)
Denominator:
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted	9,819,148
Basic and diluted net loss per share, non-redeemable ordinary shares	$(0.04)